Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 16, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 92,867,669
Entity Common Stock, Shares Outstanding		4,769,656